Concentrations (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	1 Months Ended	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
One Customer [Member]
Concentrations [Line Items]
Risk percentage		26.00%			82.00%
Two Customer [Member]
Concentrations [Line Items]
Risk percentage	97.00%		100.00%	48.00%
Three customers [Member]
Concentrations [Line Items]
Risk percentage				48.00%
Other Customer [Member]
Concentrations [Line Items]
Risk percentage					10.00%